Contingent Consideration	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Contingent Consideration [Abstract]
Contingent Consideration

10.	Contingent Consideration
Business Combination
The contingent consideration liability is due to the issuance of Series
B-1
and
B-2
common stock and Series 1 restricted common units (RCUs) and Series 2 RCUs of E2open Holdings as part of the Business Combination. These shares and units were issued on a proportional basis to each holder of Class A shares in CCNB1 and Common Units of E2open Holdings. These restricted shares and Common Units are treated as a contingent consideration liability under ASC Topic 805 and valued at fair market value. The contingent consideration liability was recorded at a fair value on the acquisition date and will be remeasured at each reporting date and adjusted if necessary. Any gain or loss recognized from the remeasurement will be recorded in gain (loss) from the change in fair value of contingent consideration on the Condensed Consolidated Statements of Operations as a nonoperating income (expense) as the change in fair value is not part of our core operating activities.
The contingent consideration liability was $192.8 million and $129.4 million as of May 31, 2021 and February 28, 2021, respectively. The fair value remeasurement as of May 31, 2021 resulted in a loss of

$63.4 million for the three months ended May 31, 2021. There was no gain or loss for the three months ended May 31, 2020 as the contingent consideration liability was not recorded until February 4, 2021.
There are 8,120,367 shares of Series
B-1
common stock, including the Sponsor Side Letter shares noted below, as of May 31, 2021. The Series
B-1
common stock automatically converts into our Class A Common Stock on a one-to-one
basis upon the occurrence of the first day on which the
5-day
volume-weighted average price (VWAP) of our Class A Common Stock is equal to at least $13.50 per share; provided, however, that the reference to $13.50 per share shall be decreased by the aggregate per share amount of dividends actually paid in respect of a share of Class A Common Stock following the closing of the Business Combination.
See Note 23,
Subsequent Events
for information related to the conversion of the Series
B-1
common stock.
There are 3,372,184 shares of Series
B-2
common stock outstanding as of May 31, 2021. The Series
B-2
common stock automatically converts into our Class A Common Stock on a one-to-one
basis upon the occurrence of the first day on which the
20-day
VWAP is equal to at least $15.00 per share; provided, however, that the reference to $15.00 per share shall be decreased by the aggregate per share amount of dividends actually paid in respect of a share of Class A Common Stock following the closing of the Business Combination.
There are 4,379,557 shares of Series 1 RCUs outstanding as of May 31, 2021. The Series 1 RCUs will vest and become Common Units of E2open Holdings at such time as the
5-day
VWAP of the Class A Common Stock is at least $13.50 per share; however, the $13.50 per share threshold will be decreased by the aggregate amount of dividends per share paid following the closing of the Business Combination.
See Note 23,
Subsequent Events
for information related to the conversion of the Series 1 RCUs into Common Units.
There are 2,627,724 shares of Series 2 RCUs outstanding as of May 31, 2021. The Series 2 RCUs will vest (a) at such time as the
20-day
VWAP of the Class A Common Stock is at least $15.00 per share; however, the $15.00 per share threshold will be decreased by the aggregate amount of dividends per share paid following the closing of the Business Combination; (b) upon the consummation of a qualifying change of control of us or the Sponsor and (c) upon the qualifying liquidation defined in the limited liability company agreement.
Upon the conversion of an RCU, the holder of such RCU will be entitled to receive a payment equal to the amount of ordinary distributions paid on an E2open Holdings unit from the Closing Date through (but not including) the date such RCU converts into an E2open Holdings unit. If any of the RCUs do not vest on or before the
10-year
anniversary of the Closing Date, such units will be canceled for no consideration, and will not be entitled to receive any
Catch-Up
Payments.
We have not paid any dividends to date and does not expect to in the future.
Sponsor Side Letter
In connection with the execution of the Business Combination Agreement, the Sponsor, certain investors and CCNB1’s Independent Directors entered into the Sponsor Side Letter Agreement with CCNB1. Under the Sponsor Side Letter Agreement, 2,500,000 Class B ordinary shares of CCNB1 held by the Sponsor and CCNB1’s Independent Directors were automatically converted into 2,500,000 shares of Series
B-1
Common Stock, which, collectively, are referred to as the Restricted Sponsor Shares. The vesting conditions of the shares of Series
B-1
Common Stock mirror the Series 1 RCUs. Upon conversion of the Restricted Sponsor Shares, the holder of each such Restricted Sponsor Share will be entitled to receive a payment equal to the amount of dividends declared on a share of Class A Common Stock beginning at the closing of the Business Combination and ending on the day before the date such Restricted Sponsor Share converts into a share of Class A Common Stock.

These restricted shares are treated as a contingent consideration liability under ASC Topic 805 and valued at fair market value. The contingent consideration liability was recorded at a fair value on the acquisition date and will be remeasured at each reporting date and adjusted if necessary. Any gain or loss recognized from the remeasurement will be recorded in gain (loss) from the change in fair value of contingent consideration on the Condensed Consolidated Statements of Operations as a nonoperating income (expense) as the change in fair value is not part of our core operating activities.
The contingent consideration liability was $31.3 million and $21.4 million as of May 31, 2021 and February 28, 2021, respectively. The fair value remeasurement as of May 31, 2021 resulted in a loss of $9.9 million for the three months ended May 31, 2021. There was no
gain or loss for the three months ended May 31, 2020 as the Sponsor Side Letter was not entered into until February 4, 2021.
See Note 23,
Subsequent Events
for information related to the conversion of the Restricted Sponsor Shares.
Averetek
E2open Holdings purchased Averetek, LLC (Averetek) in May 2019. The purchase agreement for Averetek included contingent payments of up to $2.0 million in consideration contingent upon successful attainment of revenue related criteria that extended up to two years subsequent to closing. The earn-out
liability was recorded on the acquisition date in acquisition-related obligations on the Condensed Consolidated Balance Sheets and remeasured at each reporting date and adjusted if necessary. At the acquisition date, the fair value of the contingent consideration was $2.0 million. We determined there was no change in fair value of the contingent consideration as of May 31, 2021 and February 28, 2021. The earn-out
liability was earned in May 2021 and will be paid in July 2021.

13.	CONTINGENT CONSIDERATION
Business Combination
The contingent consideration liability is due to the issuance of the two tranches of restricted Series
B-1
and
B-2
common stock and Series 1 restricted common units (RCUs) and Series 2 RCUs of E2open Holdings as part of the Business Combination. These shares and units were issued on a proportional basis to each holder of Class A shares in CCNB1 and Common Units of E2open Holdings. These restricted shares and Common Units are treated as a contingent consideration liability under ASC 805 and valued at fair market value. The contingent consideration liability was recorded at a fair value of $158.6 million on the acquisition date and will be remeasured at each reporting date and adjusted if necessary. The contingent consideration liability was remeasured at fair value as of February 28, 2021 in the amount of $129.4 million resulting in a gain of $29.2 million which was recognized in gain from change in fair value of contingent consideration on the Consolidated Statements of Operations as a nonoperating income as the change in fair value is not a core operating activity of the Company.
There are 8,120,367 shares of Series
B-1
common stock, including the Sponsor Side Letter shares noted below, and 3,372,184 shares of Series
B-2
common stock outstanding as of February 28, 2021. Except as required by law, holders of the Class B common stock are not entitled to any voting rights with respect to such Class B common stock. Dividends and other distributions will be declared simultaneously with any dividend on shares of Class A Common Stock and ratably for the holders of Class B common stock, provided that no such dividends will be paid on any share of Class B common stock until the conversion of such share into Class A Common Stock, if any, at which time all accrued dividends will be paid.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company’s affairs, the holders of Class B common stock are not entitled to receive any assets of the Company (other than to the extent such liquidation, dissolution or winding up constitutes a conversion event (as defined in the Sponsor Side Letter Agreement), in which case such Class B common stock shall, in accordance with the certificate of incorporation, automatically convert to Class A Common Stock and the holders of such resulting Class A Common Stock shall be treated as a holder of Class A Common Stock).
The Series
B-1
common stock automatically converts into the Company’s Class A Common Stock on a one-to-one
basis upon the occurrence of the first day on which the
5-day
volume-weighted average price
(VWAP) of the Company’s Class A Common Stock is equal to at least $13.50 per share; provided, however, that the reference to $13.50 per share shall be decreased by the aggregate per share amount of dividends actually paid in respect of a share of Class A Common Stock following the closing of the Business Combination.
The Series
B-2
common stock automatically converts into the Company’s Class A Common Stock on a one-to-one
basis upon the occurrence of the first day on which the
20-day
VWAP is equal to at least $15.00 per share; provided, however, that the reference to $15.00 per share shall be decreased by the aggregate per share amount of dividends actually paid in respect of a share of Class A Common Stock following the closing of the Business Combination.
The RCUs will vest and become Common Units of E2open Holdings as follows: (a) the Series 1 RCUs will vest at such time as the
5-day
VWAP of the Class A Common Stock is at least $13.50 per share; however, the $13.50 per share threshold will be decreased by the aggregate amount of dividends per share paid by the Company following the closing of the Business Combination, (b) the Series 2 RCUs will vest at such time as the
20-day
VWAP of the Class A Common Stock is at least $15.00 per share; however, the $15.00 per share threshold will be decreased by the aggregate amount of dividends per share paid by the Company following the closing of the Business Combination, (c) any then-unvested RCUs will vest upon the consummation of a qualifying change of control of the Company or Sponsor and (d) any then-unvested RCUs, to the extent the liquidation value of the Common Units, taking into account the vesting of such RCUs and payment of any relevant
Catch-Up
Payment (as defined in the Third Amended and Restated Limited Liability Company Agreement), would meet the
VWAP-based
vesting threshold set forth in clause (a) and/or (b) above with respect to any such RCUs, will vest upon such qualifying liquidation. Upon the conversion of an RCU, the holder of such RCU will be entitled to receive a payment equal to the amount of ordinary distributions paid on an E2open Holdings unit from the Closing Date through (but not including) the date such RCU converts into an E2open Holdings unit. If any of the RCUs do not vest on or before the
10-year
anniversary of the Closing Date, such units will be canceled for no consideration, and will not be entitled to receive any
Catch-Up
Payments.
The Company has not paid any dividends to date and does not expect to in the future.
See Note 3,
Business Combination and Acquisitions
for additional information.
Sponsor Side Letter
In connection with the execution of the Business Combination Agreement, the Sponsor, certain investors and CCNB1’s Independent Directors entered into the Sponsor Side Letter Agreement with CCNB1. Under the Sponsor Side Letter Agreement, 2,500,000 Class B ordinary shares of CCNB1 held by the Sponsor and CCNB1’s Independent Directors were automatically converted into 2,500,000 shares of Series
B-1
Common Stock, which, collectively, are referred to as the Restricted Sponsor Shares. The vesting conditions of the shares of Series
B-1
Common Stock mirror the Series 1 RCUs. Upon conversion of the Restricted Sponsor Shares, the holder of each such Restricted Sponsor Share will be entitled to receive a payment equal to the amount of dividends declared on a share of Class A Common Stock beginning at the closing of the Business Combination and ending on the day before the date such Restricted Sponsor Share converts into a share of Class A Common Stock. If any of the Restricted Sponsor Shares do not convert prior to the ten-year
anniversary of the Closing Date, such Restricted Sponsor Shares will be canceled for no consideration and will not be entitled to receive any
Catch-Up
Payment, as defined in the Third Company Agreement, in respect of such Restricted Sponsor Shares.
These restricted shares are treated as a contingent consideration liability under ASC 805 and valued at fair market value. The contingent consideration liability was recorded at a fair value of $26.0 million on the acquisition date and will be remeasured at each reporting date and adjusted if necessary. The contingent consideration liability was remeasured at fair value as of February 28, 2021 in the amount of $21.4 million. The change in fair value of $4.6 million was recognized as a gain from change in fair value of contingent consideration on the Consolidated Statements of Operations as a nonoperating income as the change in fair value is not a core operating activity of the Company.
Averetek
The purchase agreement for Averetek (see Note 3, Business Combination and Acquisitions) includes contingent payments of up to $2.0 million in consideration contingent upon successful attainment of revenue related criteria that extends up to two years subsequent to closing, as well as a deferred consideration payment of $1.1 million that extended one year subsequent to the closing of Averetek. The deferred consideration and earn-out
liabilities were recorded on the acquisition date in acquisition-related obligations on the Consolidated Balance Sheets. The earn-out
liability is remeasured at each reporting date and adjusted if necessary. At the acquisition date, the fair value of the conting
e
nt consideration was $2.0 million. The Company determined there was no change in fair value of the contingent consideration as of February 28, 2021 and February 29, 2020. The deferred consideration will be earned in May 2021 and paid in June 2021.